Consolidated Statements of Operations - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues and other income
Revenue	€ 20,195	€ 80,069	€ 765
Other income	6,371	5,510	6,993
Revenues and other income	26,566	85,579	7,758
Operating expenses and other operating income (expenses)
Research and development expenses	(35,818)	(35,166)	(59,097)
General and administrative expenses	(16,405)	(16,153)	(14,270)
Marketing and market access expenses	(992)	(1,539)	(11,216)
Reorganization and restructuring income (expenses)	11	(142)	(5,308)
Other operating income (expense)	(652)	(763)	(764)
Operating income (loss)	(27,289)	31,816	(82,897)
Financial income	8,212	44,780	6,544
Financial expenses	(4,758)	(7,122)	(25,296)
Financial profit (loss)	3,453	37,658	(18,752)
Net profit (loss) before tax	(23,836)	69,474	(101,649)
Income tax benefit (expense)	116	(2,215)	428
Net profit (loss)	(23,719)	67,259	(101,221)
Attributable to owners of the Company	€ (23,719)	€ 67,259	€ (101,221)
Basic and diluted earnings (loss) per share
Basic earnings (loss) per share (€/share)	€ (0.48)	€ 1.51	€ (2.60)
Diluted earnings (loss) per share (€/share)	€ (0.48)	€ 1.23	€ (2.60)